Inventories (Tables)	12 Months Ended
Mar. 29, 2025
Inventory Disclosure [Abstract]
Summary of Inventories, Net of Reserves
Inventories, net of reserves, are summarized as follows:

	As of
	March 29, 2025	March 30, 2024
	(In thousands)
Raw materials and work in progress	$3,926	$5,151
Finished goods	112,351	93,916

	$116,277	$99,067

Continuity of the Inventory Reserves
Continuity of the inventory reserves excluding $0.1 million, $0.2 million, $0.3 million and $0.3 million for shrink and damage reserves as at March 29, 2025, March 30, 2024, March 25, 2023 and March 26, 2022, respectively, are as follows (in thousands):

Balance March 26, 2022	$1,775
Additional charges	330
Deductions	(230)

Balance March 25, 2023	1,875
Additional charges	688
Deductions	(367))

Balance March 30, 2024	$2,196
Additional charges	565
Deductions	(325)

Balance March 29, 2025	$2,436